JUNIOR SUBORDINATED NOTES - Narrative (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Oct. 31, 2025 USD ($)	Aug. 31, 2025 USD ($)	Feb. 28, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Aug. 01, 2025	May 31, 2025 USD ($)	Dec. 31, 2024 CAD ($)
Debt Instrument [Line Items]
Unamortized debt issue costs				$ 251				$ 252
Junior subordinated notes | TCPL
Debt Instrument [Line Items]
Unamortized debt issue costs				$ 123				$ 98
Junior subordinated debt, due 2075 | Junior subordinated notes | TCPL
Debt Instrument [Line Items]
Amount					$ 750
Interest Rate				5.88%	5.88%		5.88%
Unamortized debt issue costs							$ 11
Junior subordinated debt due 2085 | Junior subordinated notes
Debt Instrument [Line Items]
Amount					$ 370
Interest Rate				6.25%	6.25%
Junior subordinated debt due 2085 | Junior subordinated notes | TCPL
Debt Instrument [Line Items]
Amount	$ 370
Interest Rate	6.25%
Redemption price as a percentage of principal amount plus accrued and unpaid interest	100.00%
Junior subordinated debt, due 2056 | Junior subordinated notes
Debt Instrument [Line Items]
Amount				$ 1,000
Interest Rate				5.20%	5.20%
Junior subordinated debt, due 2056 | Junior subordinated notes | TCPL
Debt Instrument [Line Items]
Amount		$ 1,000
Interest Rate		5.20%				2.148%
Stated interest rate, period of time		5 years		5 years
Redemption price as a percentage of principal amount plus accrued and unpaid interest		100.00%
Junior subordinated debt, due 2065 | Junior subordinated notes
Debt Instrument [Line Items]
Amount					$ 750
Interest Rate				7.00%	7.00%
Junior subordinated debt, due 2065 | Junior subordinated notes | TCPL
Debt Instrument [Line Items]
Amount			$ 750
Stated interest rate, period of time				5 years
Redemption price as a percentage of principal amount plus accrued and unpaid interest			100.00%
Junior subordinated debt, due 2065 | Junior subordinated notes | TCPL | Period one
Debt Instrument [Line Items]
Interest Rate			7.00%
Stated interest rate, period of time			5 years
Junior subordinated debt, due 2065 | Junior subordinated notes | TCPL | Period two
Debt Instrument [Line Items]
Interest Rate			2.614%
Stated interest rate, period of time			5 years
Junior subordinated debt, due 2065 | Junior subordinated notes | TCPL | Period three
Debt Instrument [Line Items]
Stated interest rate, period of time			10 years